(Loss)/Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
(Loss)/Earnings Per Share
Schedule of earnings/(loss) per share

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Basic (Loss)/Earnings Per Share
Numerator:
Net (loss)/income attributable to ordinary shareholders for computing basic (loss)/earnings per ordinary share	(13,130)	3,334	2,705	371
Denominator:
Weighted average number of shares outstanding	56,007,723	55,534,919	416,025,918	416,025,918
(Loss)/earnings per share - basic	(0.23)	0.06	0.01	0.00

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Diluted (Loss)/Earnings Per Share
Numerator:
Net (loss)/income attributable to ordinary shareholders for computing diluted (loss)/earnings per ordinary share	(13,130)	3,334	2,705	371
Denominator:
Weighted average number of shares outstanding	56,007,723	55,534,919	416,025,918	416,025,918
(Loss)/earnings per share - diluted	(0.23)	0.06	0.01	0.00